Other Assets and Other Financial Assets - Additional Information (Detail) - MXN ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Other Assets And Other Financial Assets [line items]
Non-current accounts receivables	$ 724	$ 733
Fair value [member]
Disclosure Of Other Assets And Other Financial Assets [line items]
Non-current accounts receivables	$ 740	$ 707